Other Assets (Details) $ in Millions, $ in Millions	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CAD ($)	Dec. 31, 2023 USD ($)
Subsequent events
Deposits related to CRA audits	$ 44.7		$ 27.7
Energy well equipment, net	5.7		5.8
Right-of-use assets, net	0.3		0.6
Debt issue costs	1.7		1.1
Furniture and fixtures, net	0.3		0.2
Other assets	52.7		$ 35.4
Subsequent deposit for audit by CRA
Subsequent events
Deposits related to CRA audits	$ 18.2	$ 24.5